Long-Term Debt Guarantor Disclosure (Tables)	12 Months Ended
Dec. 31, 2019
Long Term Debt Guarantor Disclosure [Abstract]
Condensed Consolidated Statement of Financial Position

Condensed Consolidated Statement of Financial Position as at December 31, 2019

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Assets
Cash	$20,952	$20,651	$33,098	$—	$74,701
Other current assets	3,952	242,968	96,140	4	343,064
Intercompany receivables	82,101	2,205,834	67,377	(2,355,312)	—
Investments in subsidiaries	4,535,625	30	—	(4,535,655)	—
Property, plant and equipment	48,416	2,263,355	437,413	279	2,749,463
Intangibles	30,434	1,312	—	—	31,746
Right of use assets	23,070	39,267	3,805	—	66,142
Other long-term assets	—	—	6,595	(1,871)	4,724
Total assets	$4,744,550	$4,773,417	$644,428	$(6,892,555)	$3,269,840
Liabilities and shareholders’ equity
Current liabilities	$33,862	$130,232	$51,975	$—	$216,069
Intercompany payables and debt	2,217,790	84,901	52,621	(2,355,312)	—
Long-term debt	1,427,181	—	—	—	1,427,181
Lease obligation	20,877	31,614	2,489	—	54,980
Other long-term liabilities	26,927	18,454	668	(1,871)	44,178
Total liabilities	3,726,637	265,201	107,753	(2,357,183)	1,742,408
Shareholders’ equity	1,017,913	4,508,216	536,675	(4,535,372)	1,527,432
Total liabilities and shareholders’ equity	$4,744,550	$4,773,417	$644,428	$(6,892,555)	$3,269,840

Condensed Consolidated Statement of Financial Position as at December 31, 2018

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Assets
Cash	$28,626	$37,138	$30,862	$—	$96,626
Other current assets	4,798	308,450	93,166	3	406,417
Intercompany receivables	51,616	1,887,405	80,735	(2,019,756)	—
Investments in subsidiaries	4,522,964	68	—	(4,523,032)	—
Assets held for sale	—	19,658	—	—	19,658
Property, plant and equipment	55,430	2,541,060	441,509	613	3,038,612
Intangibles	33,548	1,853	—	—	35,401
Other long-term assets	—	46,620	5,479	(12,770)	39,329
Total assets	$4,696,982	$4,842,252	$651,751	$(6,554,942)	$3,636,043
Liabilities and shareholders’ equity
Current liabilities	$42,211	$190,239	$49,712	$—	$282,162
Intercompany payables and debt	1,918,306	60,101	41,349	(2,019,756)	—
Long-term debt	1,706,253	—	—	—	1,706,253
Other long-term liabilities	88,983	13,160	503	(12,770)	89,876
Total liabilities	3,755,753	263,500	91,564	(2,032,526)	2,078,291
Shareholders’ equity	941,229	4,578,752	560,187	(4,522,416)	1,557,752
Total liabilities and shareholders’ equity	$4,696,982	$4,842,252	$651,751	$(6,554,942)	$3,636,043

Condensed Consolidated Statement of Net Earnings (Loss)

Condensed Consolidated Statement of Net Earnings (Loss) for the year ended December 31, 2019

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenue	$92	$1,341,624	$210,292	$(10,688)	$1,541,320
Operating expense	56	909,898	139,701	(10,688)	1,038,967
General and administrative	38,418	57,119	8,473	—	104,010
Restructuring	2,822	3,616	—	—	6,438
Earnings (loss) before income taxes, equity in earnings of subsidiaries, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	(41,204)	370,991	62,118	—	391,905
Depreciation and amortization	13,272	262,914	57,205	225	333,616
Gain on asset disposals	(47)	(50,439)	(255)	—	(50,741)
Loss on asset decommissioning	—	20,263	—	—	20,263
Reversal of impairment of property, plant and equipment	—	(5,810)	—	—	(5,810)
Foreign exchange	(8,499)	(758)	535	—	(8,722)
Finance charges	118,775	(354)	32	—	118,453
Gain on redemption and repurchase of unsecured senior notes	(6,815)	—	—	—	(6,815)
Equity in earnings of subsidiaries	(102,114)	—	—	102,114	—
Earnings (loss) before income taxes	(55,776)	145,175	4,601	(102,339)	(8,339)
Income taxes	(62,619)	44,809	2,853	—	(14,957)
Net earnings (loss)	$6,843	$100,366	$1,748	$(102,339)	$6,618

Condensed Consolidated Statement of Net Loss for the year ended December 31, 2018

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenue	$104	$1,356,913	$191,131	$(6,959)	$1,541,189
Operating expense	83	949,451	124,689	(6,959)	1,067,264
General and administrative	52,638	48,748	10,444	—	111,830
Restructuring	—	1,164	—	—	1,164
Other recoveries	(14,200)	—	—	—	(14,200)
Earnings (loss) before income taxes, equity in loss of subsidiaries, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill, gain on asset disposals and depreciation and amortization	(38,417)	357,550	55,998	—	375,131
Depreciation and amortization	12,196	304,070	60,562	216	377,044
Gain on asset disposals	(5,314)	(6,051)	(19)	—	(11,384)
Impairment of goodwill	—	207,544	—	—	207,544
Foreign exchange	4,819	(443)	(359)	—	4,017
Finance charges	126,758	(233)	653	—	127,178
Gain on redemption and repurchase of unsecured senior notes	(5,672)	—	—	—	(5,672)
Equity in loss of subsidiaries	168,975	—	—	(168,975)	—
Loss before income taxes	(340,179)	(147,337)	(4,839)	168,759	(323,596)
Income taxes	(46,125)	13,863	2,936	—	(29,326)
Net loss	$(294,054)	$(161,200)	$(7,775)	$168,759	$(294,270)

Condensed Consolidated Statement of Comprehensive Income (Loss)

Condensed Consolidated Statement of Comprehensive Income (Loss) for the year ended December 31, 2019

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net earnings	$6,843	$100,366	$1,748	$(102,339)	$6,618
Other comprehensive income (loss)	79,022	(79,018)	(27,655)	(108)	(27,759)
Comprehensive income (loss)	$85,865	$21,348	$(25,907)	$(102,447)	$(21,141)

Condensed Consolidated Statement of Comprehensive Income (Loss) for the year ended December 31, 2018

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net loss	$(294,054)	$(161,200)	$(7,775)	$168,759	$(294,270)
Other comprehensive income (loss)	(145,226)	129,804	45,190	636	30,404
Comprehensive income (loss)	$(439,280)	$(31,396)	$37,415	$169,395	$(263,866)

Condensed Consolidated Statement of Cash Flow

Condensed Consolidated Statement of Cash Flow for the year ended December 31, 2019

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash provided by (used in):
Operations	$(189,376)	$480,215	$(2,680)	$—	$288,159
Investments	408,753	(56,937)	(15,337)	(410,979)	(74,500)
Financing	(226,379)	(438,350)	21,936	410,979	(231,814)
Effect of exchange rate changes on cash and cash equivalents	(672)	(1,415)	(1,683)	—	(3,770)
Increase (decrease) in cash and cash equivalents	(7,674)	(16,487)	2,236	—	(21,925)
Cash and cash equivalents, beginning of year	28,626	37,138	30,862	—	96,626
Cash and cash equivalents, end of year	$20,952	$20,651	$33,098	$—	$74,701

Condensed Consolidated Statement of Cash Flow for the year ended December 31, 2018

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash provided by (used in):
Operations	$(102,901)	$351,782	$44,453	$—	$293,334
Investments	277,501	(75,740)	(16,253)	(286,302)	(100,794)
Financing	(169,085)	(247,017)	(39,285)	286,302	(169,085)
Effect of exchange rate changes on cash and cash equivalents	2,268	2,691	3,131	—	8,090
Increase (decrease) in cash and cash equivalents	7,783	31,716	(7,954)	—	31,545
Cash and cash equivalents, beginning of year	20,843	5,422	38,816	—	65,081
Cash and cash equivalents, end of year	$28,626	$37,138	$30,862	$—	$96,626